Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Common Stock	Paid in Capital	Accumulated Deficit	Series A Preferred Stock	Series A-1 Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Total
Balance at the beginning at Dec. 31, 2018	$ 910	$ 11,559	$ (934,407)					$ (921,938)
Balance at beginning (in shares) at Dec. 31, 2018	9,100,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(2,746,021)					(2,746,021)
Issuance of preferred shares, net				$ 3,953,345	$ 992,285	$ 6,062,505
Issuance of preferred shares, net (in shares)				2,111,856	392,276	1,483,491
SAFE Note conversion	$ 58	345,949		$ 1,249,997				346,007
SAFE Note conversion (in shares)	576,677			658,309
Stock-based compensation		139,798						139,798
Balance at the Ending at Dec. 31, 2019	$ 968	497,306	(3,680,428)	$ 5,203,342	$ 992,285	$ 6,062,505		$ (3,182,154)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercise (in shares)								0
Balance at ending (in shares) at Dec. 31, 2019	9,676,677			2,770,165	392,276	1,483,491
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(17,447,705)					$ (17,447,705)
Issuance of preferred shares, net						$ 4,879,906	$ 28,069,492
Issuance of preferred shares, net (in shares)						1,148,481	5,130,658
Stock-based compensation		153,897						153,897
Stock option exercise	$ 7	34,663						34,670
Balance at the Ending at Dec. 31, 2020	$ 975	685,866	(21,128,133)	$ 5,203,342	$ 992,285	$ 10,942,411	$ 28,069,492	$ (20,441,292)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercise (in shares)	73,750							73,750
Balance at ending (in shares) at Dec. 31, 2020	9,750,427			2,770,165	392,276	2,631,972	5,130,658
Balance at the Ending at Dec. 31, 2020	$ 975	$ 685,866	$ (21,128,133)	$ 5,203,342	$ 992,285	$ 10,942,411	$ 28,069,492	$ (20,441,292)
Balance at ending (in shares) at Dec. 31, 2020	9,750,427			2,770,165	392,276	2,631,972	5,130,658